INTANGIBLE ASSETS AND GOODWILL (Tables)	6 Months Ended
Jul. 02, 2021
Intangible Assets [Abstract]
Summary of carrying amounts of intangible assets and goodwill
The following table summarises the movement in net book value for intangible assets and goodwill during the six months ended 2 July 2021:

	Intangible assets	Goodwill
	€ million	€ million
Net book value as at 31 December 2020	8,414	2,517
Acquisition of API	4,302	2,083
Additions	42	—
Amortisation expense	(42)	—
Currency translation adjustments	(10)	(21)
Net book value as at 2 July 2021	12,706	4,579